Cover	Aug. 14, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2023
Entity File Number	001-36851
Entity Registrant Name	ETF Managers Group Commodity Trust I
Entity Central Index Key	0001610940
Entity Tax Identification Number	36-4793446
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30 Maple Street - Suite 2
Entity Address, City or Town	Summit
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07901
City Area Code	844
Local Phone Number	383-6477
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Shares Of Breakwave Dry Bulk Shipping Etf [Member]
Title of 12(b) Security	Shares ofBreakwave Dry Bulk Shipping ETF
Trading Symbol	BDRY
Security Exchange Name	NYSEArca
Shares Of Breakwave Tanker Shipping Etf [Member]
Title of 12(b) Security	Shares of Breakwave Tanker Shipping ETF
Trading Symbol	BWET
Security Exchange Name	NYSEArca